Variable Interest And Securitization Entities (Borrowings Related To Securitization Entities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Principal amount	$ 363		$ 460
Borrowings related to securitization entities	396		494
Notional balance	117
GFCM LLC, due 2035, 5.2541%
Variable Interest Entity [Line Items]
Principal amount	147		216
Borrowings related to securitization entities	147		216
GFCM LLC, due 2035, 5.7426%
Variable Interest Entity [Line Items]
Principal amount	113		113
Borrowings related to securitization entities	113		113
Genworth Special Purpose Two, LLC, due 2023, 6.0175%
Variable Interest Entity [Line Items]
Principal amount	88		114
Borrowings related to securitization entities	88		114
Marvel Finance 2007-1 LLC, due 2017
Variable Interest Entity [Line Items]
Principal amount	3	[1]	5	[1]
Borrowings related to securitization entities			1	[1]
Marvel Finance 2007-4 LLC, due 2017
Variable Interest Entity [Line Items]
Principal amount	12	[1]	12	[1]
Borrowings related to securitization entities	6	[1]	7	[1]
Genworth Special Purpose Five, LLC, due 2040
Variable Interest Entity [Line Items]
Principal amount		[1],[2]		[1],[2]
Borrowings related to securitization entities	$ 42	[1]	$ 43	[1]

[1]	Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.
[2]	Principal amount not applicable. Notional balance was $117 million.